Cash and Cash Equivalents/Bank Overdraft - Schedule of Cash and Cash Equivalents/Bank Overdraft (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and Cash Equivalents/Bank Overdraft [Abstract]
Cash at banks	$ 43,008	$ 36,709
Cash on hand	7	2
Cash and cash equivalents presented in the consolidated statements of financial position	43,015	36,711
Bank overdraft		(2,545)
Cash and cash equivalents presented in the consolidated statements of cash flows	$ 43,015	$ 34,166	$ 23,174	$ 10,793